Earnings Per Share (Basic and Diluted)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings Per Share (Basic and Diluted)
23. EARNINGS PER SHARE

For the year ended December 31		2021		2020
	Earnings (1) (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount	Earnings (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount
Net earnings	$97,428			$177,882
Basic earnings per share	$97,428	210,298	$0.46	$177,882	210,085	$0.85
Effect of dilutive securities:
Stock options	—	137		—	210
Diluted earnings per share	$97,428	210,435	$0.46	$177,882	210,295	$0.85
(1)Net earnings attributable to equity holders of the Company.
Potentially dilutive securities excluded in the diluted earnings per share calculation for the year ended December 31, 2021 were 65,044 out-of-the-money options and CVRs potentially convertible into 15,600,034 common shares (2020 – 24,902 out-of-the-money options and CVRs potentially convertible into 15,600,034 common shares)